Investments (Amortized Cost And Estimated Fair Value Of Non-Current Investments Classified As Available For Sale By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Investments [Abstract]
Due after one year through five years, Amortized Cost	$ 24,918
Due after one year through five years, Estimated Fair Value	25,024
Due after five years through ten years, Amortized Cost
Due after five years through ten years, Estimated Fair Value
Due after ten years, Amortized Cost
Due after ten years, Estimated Fair Value
Non-current fixed maturities investments excluding mortgage-backed and asset-backed securities, Amortized Cost	24,918
Non-current fixed maturities investments excluding mortgage-backed and asset-backed securities, Estimated Fair Value	25,024
Mortgage-backed and asset-backed securities, Amortized Cost	651,659
Mortgage-backed and asset-backed securities, Estimated Fair Value	663,709
Total non-current fixed maturities investments, Amortized Cost	676,577
Total non-current fixed maturities investments, Estimated Fair Value	$ 688,733